Derivatives and hedge accounting - Gross carrying value of derivatives designated under fair value hedge accounting (Details) - Derivatives [member] - Fair value hedges [member] - Interest rate risk [member] - EUR (€)
€ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Interest rate swap [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	€ 4,895	€ 5,133
Hedging instrument, liabilities	2,050	5,486
Other interest derivatives [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	44	87
Hedging instrument, liabilities	€ 110	€ 70